Intangible Assets and Goodwill (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization, definite lived	$ (61.2)	$ (58.7)	$ (48.0)
Total intangible asset, gross	287.1	310.0	310.0
Total intangible asset, net	225.9	251.3	262.0
Product formulations
Acquired Finite-Lived Intangible Assets [Line Items]
Indefinite-lived	87.0	109.9	109.9
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross, definite lived	105.0	105.0	105.0
Accumulated Amortization, definite lived	(40.3)	(38.8)	(31.9)
Net, definite lived	64.7	66.2	73.1
Tradenames
Acquired Finite-Lived Intangible Assets [Line Items]
Gross, definite lived	95.1	95.1	95.1
Accumulated Amortization, definite lived	(20.9)	(19.9)	(16.1)
Net, definite lived	$ 74.2	$ 75.2	$ 79.0